FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1
Assets:
Marketable securities held in Trust Account	$ 697,018,229	$ 696,957,196	$ 695,295,418
Level 1 | Public Warrants
Liabilities:
Warrant liability	33,810,000	45,310,000	32,660,000
Level 3
Liabilities:
Prosus Agreement liability	24,532,413	50,481,190
Conversion option liability	1,632,013	1,604,359
Level 3 | Private Placement Warrants
Liabilities:
Warrant liability	$ 26,702,000	$ 32,548,000	$ 23,700,000